Financial Instruments - Summary of Significant Exchange Rates Applied (Detail)	12 Months Ended
	Mar. 31, 2025 ₨ / $	Mar. 31, 2025 ₨ / $ ₨ / د.إ	Mar. 31, 2025 د.إ / ₨ ₨ / $	Mar. 31, 2024 ₨ / $	Mar. 31, 2024 ₨ / $ ₨ / د.إ	Mar. 31, 2024 د.إ / ₨ ₨ / $	Mar. 31, 2025 ₨ / د.إ	Mar. 31, 2025 د.إ / ₨	Mar. 31, 2024 ₨ / د.إ	Mar. 31, 2024 د.إ / ₨
Foreign exchange rates [abstract]
Average exchange rate per unit	0.0118	0.0434	23.0235	0.0121	0.0444	22.5401
Reporting date rate per unit	0.0117	0.0117	0.0117	0.012	0.012	0.012	0.043	23.2684	0.0441	22.6913